Portfolio of Investments
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 95.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.2%
Bombardier, Inc.(a)
10/15/2022	6.000%	245,000	227,701
12/01/2024	7.500%	309,000	237,369
03/15/2025	7.500%	602,000	451,392
04/15/2027	7.875%	96,000	71,115
Moog, Inc.(a)
12/15/2027	4.250%	440,000	449,911
TransDigm, Inc.
05/15/2025	6.500%	1,682,000	1,677,140
TransDigm, Inc.(a)
12/15/2025	8.000%	688,000	748,045
03/15/2026	6.250%	2,964,000	3,095,062
Total			6,957,735
Airlines 1.3%
Delta Air Lines, Inc.(a)
05/01/2025	7.000%	556,000	611,478
Delta Air Lines, Inc.
01/15/2026	7.375%	144,000	150,837
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2025	4.500%	523,000	536,216
10/20/2028	4.750%	1,213,000	1,258,278
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	1,631,402	1,699,070
Total			4,255,879
Automotive 2.7%
Clarios Global LP(a)
05/15/2025	6.750%	283,000	298,105
Ford Motor Co.
04/21/2023	8.500%	248,000	270,353
04/22/2025	9.000%	548,000	627,989
04/22/2030	9.625%	75,000	96,878
Ford Motor Credit Co. LLC
11/02/2020	2.343%	288,000	287,872
03/18/2021	3.336%	601,000	599,928
10/12/2021	3.813%	976,000	980,463
03/18/2024	5.584%	1,777,000	1,849,440
11/01/2024	4.063%	400,000	399,401
06/16/2025	5.125%	414,000	426,812
08/17/2027	4.125%	689,000	669,957
IAA Spinco, Inc.(a)
06/15/2027	5.500%	182,000	189,215
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	1,026,000	1,023,516
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%	761,000	787,391
Total			8,507,320
Brokerage/Asset Managers/Exchanges 0.8%
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%	246,000	249,269
AG Issuer LLC(a)
03/01/2028	6.250%	243,000	242,164
NFP Corp.(a)
05/15/2025	7.000%	208,000	221,832
08/15/2028	6.875%	1,653,000	1,673,006
Total			2,386,271
Building Materials 1.2%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	1,533,000	1,554,512
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	515,000	502,535
11/15/2026	4.500%	514,000	529,310
Core & Main LP(a)
08/15/2025	6.125%	1,140,000	1,155,373
James Hardie International Finance DAC(a)
01/15/2025	4.750%	79,000	80,834
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	101,000	105,119
Total			3,927,683
Cable and Satellite 7.3%
CCO Holdings LLC/Capital Corp.(a)
02/15/2026	5.750%	885,000	920,117
05/01/2026	5.500%	397,000	412,939
05/01/2027	5.875%	621,000	651,781
02/01/2028	5.000%	666,000	698,965
06/01/2029	5.375%	1,240,000	1,343,502
03/01/2030	4.750%	1,876,000	1,986,003
CSC Holdings LLC(a)
02/01/2028	5.375%	829,000	878,773
02/01/2029	6.500%	3,598,000	4,003,788
01/15/2030	5.750%	338,000	358,942
12/01/2030	4.625%	338,000	340,214
DISH DBS Corp.
07/01/2026	7.750%	3,765,000	4,140,816
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	526,000	528,687
09/15/2028	6.500%	754,000	774,159
Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sirius XM Radio, Inc.(a)
07/01/2030	4.125%	1,100,000	1,127,130
Virgin Media Finance PLC(a)
07/15/2030	5.000%	801,000	799,368
Virgin Media Secured Finance PLC(a)
08/15/2026	5.500%	1,124,000	1,169,419
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	789,000	816,583
Ziggo BV(a)
01/15/2027	5.500%	1,552,000	1,621,569
01/15/2030	4.875%	337,000	348,755
Total			22,921,510
Chemicals 3.9%
Alpha 2 BV(a),(b)
06/01/2023	8.750%	980,000	986,844
Angus Chemical Co.(a)
02/15/2023	8.750%	1,194,000	1,205,154
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	983,000	994,204
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	805,000	820,936
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	642,000	661,134
CF Industries, Inc.
03/15/2034	5.150%	251,000	296,135
03/15/2044	5.375%	133,000	160,121
Chemours Co. (The)
05/15/2027	5.375%	199,000	197,587
Element Solutions, Inc.(a)
09/01/2028	3.875%	956,000	938,832
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	94,000	100,991
INEOS Group Holdings SA(a)
08/01/2024	5.625%	481,000	486,147
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	682,000	728,043
Minerals Technologies, Inc.(a)
07/01/2028	5.000%	434,000	446,274
PQ Corp.(a)
12/15/2025	5.750%	975,000	1,003,996
SPCM SA(a)
09/15/2025	4.875%	721,000	746,182
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	1,585,000	1,682,495
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WR Grace & Co-Conn(a)
06/15/2027	4.875%	649,000	669,444
Total			12,124,519
Construction Machinery 0.6%
H&E Equipment Services, Inc.
09/01/2025	5.625%	614,000	639,909
Herc Holdings, Inc.(a)
07/15/2027	5.500%	782,000	808,104
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	364,000	375,038
Total			1,823,051
Consumer Cyclical Services 2.4%
APX Group, Inc.
12/01/2022	7.875%	1,059,000	1,061,615
09/01/2023	7.625%	1,437,000	1,454,313
11/01/2024	8.500%	1,264,000	1,337,580
Expedia Group, Inc.(a)
05/01/2025	6.250%	113,000	124,465
05/01/2025	7.000%	56,000	60,366
08/01/2027	4.625%	571,000	599,220
Frontdoor, Inc.(a)
08/15/2026	6.750%	317,000	338,591
Match Group, Inc.(a)
12/15/2027	5.000%	48,000	50,614
06/01/2028	4.625%	452,000	465,216
Staples, Inc.(a)
04/15/2026	7.500%	527,000	486,893
04/15/2027	10.750%	176,000	140,571
Uber Technologies, Inc.(a)
05/15/2025	7.500%	813,000	865,718
01/15/2028	6.250%	410,000	420,747
Total			7,405,909
Consumer Products 1.7%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	451,000	476,314
Energizer Holdings, Inc.(a)
01/15/2027	7.750%	680,000	742,853
03/31/2029	4.375%	367,000	370,425
Mattel, Inc.(a)
12/15/2027	5.875%	671,000	721,257
Mattel, Inc.
11/01/2041	5.450%	636,000	596,769
Newell Brands, Inc.
06/01/2025	4.875%	244,000	263,175

2	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prestige Brands, Inc.(a)
03/01/2024	6.375%	714,000	735,207
01/15/2028	5.125%	335,000	346,718
Scotts Miracle-Gro Co. (The)
10/15/2029	4.500%	184,000	194,861
Spectrum Brands, Inc.
07/15/2025	5.750%	511,000	527,755
Valvoline, Inc.
08/15/2025	4.375%	219,000	225,227
Valvoline, Inc.(a)
02/15/2030	4.250%	240,000	244,720
Total			5,445,281
Diversified Manufacturing 1.5%
BWX Technologies, Inc.(a)
06/30/2028	4.125%	548,000	563,537
CFX Escrow Corp.(a)
02/15/2024	6.000%	216,000	224,448
02/15/2026	6.375%	259,000	274,987
MTS Systems Corp.(a)
08/15/2027	5.750%	183,000	180,201
Resideo Funding, Inc.(a)
11/01/2026	6.125%	1,041,000	1,032,646
TriMas Corp.(a)
10/15/2025	4.875%	147,000	149,099
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	257,000	267,096
Welbilt, Inc.
02/15/2024	9.500%	308,000	315,463
WESCO Distribution, Inc.
06/15/2024	5.375%	427,000	437,652
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	740,000	805,581
06/15/2028	7.250%	572,000	626,538
Total			4,877,248
Electric 4.4%
AES Corp. (The)
05/15/2026	6.000%	1,048,000	1,101,207
09/01/2027	5.125%	524,000	557,947
Calpine Corp.(a)
06/01/2026	5.250%	590,000	612,537
02/15/2028	4.500%	745,000	763,574
02/01/2029	4.625%	328,000	328,006
02/01/2031	5.000%	409,000	416,800
Clearway Energy Operating LLC
10/15/2025	5.750%	824,000	867,112
09/15/2026	5.000%	866,000	898,182
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	909,000	941,785
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	495,000	515,794
09/15/2027	4.500%	2,263,000	2,435,126
NRG Energy, Inc.
01/15/2027	6.625%	146,000	154,432
NRG Energy, Inc.(a)
06/15/2029	5.250%	728,000	794,606
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	259,000	269,045
PG&E Corp.
07/01/2028	5.000%	530,000	513,930
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	545,000	597,065
01/15/2030	4.750%	624,000	660,124
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	653,000	689,220
07/31/2027	5.000%	822,000	860,525
Total			13,977,017
Environmental 0.8%
GFL Environmental, Inc.(a)
06/01/2025	4.250%	463,000	468,406
08/01/2025	3.750%	633,000	636,393
12/15/2026	5.125%	405,000	418,083
05/01/2027	8.500%	440,000	478,938
Hulk Finance Corp.(a)
06/01/2026	7.000%	389,000	409,939
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	25,000	25,277
Total			2,437,036
Finance Companies 2.1%
Global Aircraft Leasing Co., Ltd.(a),(b)
09/15/2024	6.500%	711,903	402,925
Navient Corp.
03/25/2021	5.875%	84,000	84,886
07/26/2021	6.625%	649,000	658,950
01/25/2022	7.250%	618,000	634,276
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	1,140,000	1,104,413
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	687,000	681,778
03/01/2031	3.875%	1,144,000	1,134,146
Springleaf Finance Corp.
03/15/2023	5.625%	905,000	941,022
03/15/2024	6.125%	974,000	1,017,530
Total			6,659,926

Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 3.3%
Aramark Services, Inc.(a)
05/01/2025	6.375%	238,000	247,564
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	1,468,000	1,417,658
Kraft Heinz Foods Co. (The)
06/04/2042	5.000%	718,000	785,577
07/15/2045	5.200%	436,000	480,672
06/01/2046	4.375%	1,073,000	1,100,973
Kraft Heinz Foods Co. (The)(a)
10/01/2049	4.875%	678,000	713,272
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	433,000	451,377
11/01/2026	4.875%	586,000	611,184
Performance Food Group, Inc.(a)
05/01/2025	6.875%	170,000	181,050
10/15/2027	5.500%	328,000	337,728
Pilgrim’s Pride Corp.(a)
03/15/2025	5.750%	602,000	614,264
09/30/2027	5.875%	603,000	626,250
Post Holdings, Inc.(a)
03/01/2027	5.750%	647,000	679,990
01/15/2028	5.625%	440,000	464,664
04/15/2030	4.625%	1,578,000	1,623,101
Total			10,335,324
Gaming 4.2%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	235,000	257,614
Boyd Gaming Corp.
08/15/2026	6.000%	418,000	432,314
12/01/2027	4.750%	675,000	661,609
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	794,000	767,253
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	237,000	244,183
07/01/2025	6.250%	989,000	1,033,439
07/01/2027	8.125%	740,000	783,413
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	29,000	30,889
International Game Technology PLC(a)
02/15/2025	6.500%	1,139,000	1,213,969
01/15/2029	5.250%	68,000	68,878
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	480,000	509,156
09/01/2026	4.500%	472,000	479,289
02/01/2027	5.750%	436,000	468,975
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	400,000	408,085
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games International, Inc.(a)
10/15/2025	5.000%	1,287,000	1,293,718
03/15/2026	8.250%	1,138,000	1,186,910
05/15/2028	7.000%	369,000	370,129
11/15/2029	7.250%	669,000	678,923
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	561,000	563,805
02/15/2027	3.750%	305,000	300,013
12/01/2029	4.625%	448,000	455,779
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	874,000	825,965
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	159,000	168,318
Total			13,202,626
Health Care 5.1%
Acadia Healthcare Co., Inc.
02/15/2023	5.625%	415,000	417,625
03/01/2024	6.500%	197,000	202,059
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	138,000	142,034
Acadia Healthcare Co., Inc.(a),(c)
04/15/2029	5.000%	184,000	186,750
Avantor Funding, Inc.(a)
07/15/2028	4.625%	764,000	792,036
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	1,357,000	1,375,985
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	362,000	381,686
05/01/2028	4.250%	249,000	260,750
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	912,000	891,268
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	798,000	771,923
Encompass Health Corp.(c)
04/01/2031	4.625%	144,000	144,000
HCA, Inc.
09/01/2028	5.625%	530,000	606,656
02/01/2029	5.875%	527,000	617,152
09/01/2030	3.500%	1,360,000	1,384,907
Hologic, Inc.(a)
10/15/2025	4.375%	235,000	240,142
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	686,000	704,072
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	162,000	165,206
02/01/2028	7.250%	218,000	226,663
Select Medical Corp.(a)
08/15/2026	6.250%	1,017,000	1,057,814

4	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	86,000	85,441
04/15/2027	10.000%	376,000	400,202
Teleflex, Inc.
11/15/2027	4.625%	693,000	730,286
Teleflex, Inc.(a)
06/01/2028	4.250%	223,000	230,506
Tenet Healthcare Corp.(a)
04/01/2025	7.500%	669,000	722,534
11/01/2027	5.125%	1,778,000	1,826,628
06/15/2028	4.625%	218,000	219,978
10/01/2028	6.125%	1,423,000	1,383,857
Total			16,168,160
Healthcare Insurance 1.3%
Centene Corp.
12/15/2029	4.625%	1,726,000	1,860,330
02/15/2030	3.375%	1,041,000	1,078,225
Centene Corp.(c)
10/15/2030	3.000%	1,141,000	1,163,203
Total			4,101,758
Home Construction 1.5%
Lennar Corp.
06/01/2026	5.250%	1,071,000	1,204,536
Meritage Homes Corp.
04/01/2022	7.000%	928,000	989,475
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	385,000	385,675
04/01/2029	4.750%	102,000	101,550
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	513,000	541,264
03/01/2024	5.625%	848,000	904,421
TRI Pointe Group, Inc.
06/15/2028	5.700%	152,000	166,052
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	343,000	371,299
Total			4,664,272
Independent Energy 6.8%
Apache Corp.
11/15/2025	4.625%	387,000	368,824
11/15/2027	4.875%	514,000	486,044
02/01/2042	5.250%	171,000	152,924
04/15/2043	4.750%	81,000	71,967
01/15/2044	4.250%	123,000	104,514
Callon Petroleum Co.
10/01/2024	6.125%	378,000	108,763
07/01/2026	6.375%	2,277,000	556,370
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	109,000	35,321
CNX Resources Corp.(a)
03/14/2027	7.250%	771,000	786,420
Comstock Resources, Inc.
08/15/2026	9.750%	162,000	166,226
08/15/2026	9.750%	143,000	146,569
Continental Resources, Inc.
01/15/2028	4.375%	182,000	157,219
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	1,496,000	1,412,184
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%	241,000	247,569
01/30/2028	5.750%	873,000	879,178
EQT Corp.
10/01/2027	3.900%	501,000	460,968
EQT Corp.(d)
02/01/2030	8.750%	566,000	668,228
Hilcorp Energy I LP/Finance Co.(a)
10/01/2025	5.750%	830,000	755,630
11/01/2028	6.250%	660,000	604,492
Matador Resources Co.
09/15/2026	5.875%	1,971,000	1,649,389
Occidental Petroleum Corp.
08/15/2024	2.900%	3,354,000	2,846,357
04/15/2026	3.400%	1,134,000	906,910
08/15/2026	3.200%	270,000	214,288
08/15/2029	3.500%	594,000	455,161
09/01/2030	6.625%	1,099,000	1,013,151
04/15/2046	4.400%	1,736,000	1,238,074
08/15/2049	4.400%	494,000	346,443
Parsley Energy LLC/Finance Corp.(a)
10/15/2027	5.625%	1,356,000	1,349,563
02/15/2028	4.125%	642,000	606,693
QEP Resources, Inc.
03/01/2026	5.625%	689,000	391,017
SM Energy Co.
06/01/2025	5.625%	329,000	152,879
09/15/2026	6.750%	1,106,000	508,264
01/15/2027	6.625%	851,000	379,700
WPX Energy, Inc.
01/15/2030	4.500%	1,259,000	1,238,429
Total			21,465,728

Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.4%
Cenovus Energy, Inc.
07/15/2025	5.375%	325,000	313,793
04/15/2027	4.250%	414,000	376,178
11/15/2039	6.750%	459,000	460,337
Total			1,150,308
Leisure 1.0%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	620,000	635,696
Cinemark USA, Inc.(a)
05/01/2025	8.750%	445,000	470,625
Live Nation Entertainment, Inc.(a)
05/15/2027	6.500%	520,000	560,943
Royal Caribbean Cruises Ltd.(a)
06/15/2023	9.125%	651,000	689,677
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	308,000	327,926
Viking Cruises Ltd.(a)
05/15/2025	13.000%	153,000	177,097
VOC Escrow Ltd.(a)
02/15/2028	5.000%	180,000	159,618
Total			3,021,582
Lodging 0.4%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	310,000	323,382
05/01/2028	5.750%	342,000	360,427
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	574,000	557,336
Total			1,241,145
Media and Entertainment 3.8%
Clear Channel International BV(a)
08/01/2025	6.625%	625,000	640,115
Clear Channel Worldwide Holdings, Inc.
02/15/2024	9.250%	745,000	722,432
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	1,039,000	996,369
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	290,000	205,197
08/15/2027	6.625%	211,000	109,775
iHeartCommunications, Inc.
05/01/2026	6.375%	484,136	504,576
05/01/2027	8.375%	1,323,672	1,306,857
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	261,000	255,277
01/15/2028	4.750%	591,000	558,042
Lamar Media Corp.(a)
02/15/2028	3.750%	337,000	336,287
01/15/2029	4.875%	193,000	201,100
Netflix, Inc.
11/15/2028	5.875%	1,213,000	1,447,277
05/15/2029	6.375%	124,000	153,031
Netflix, Inc.(a)
11/15/2029	5.375%	567,000	667,616
06/15/2030	4.875%	756,000	861,757
Nexstar Broadcasting, Inc.(a)
11/01/2028	4.750%	303,000	307,595
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	422,000	434,405
10/01/2030	5.875%	315,000	327,476
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	239,000	233,511
03/15/2030	4.625%	877,000	845,610
TEGNA, Inc.(a)
03/15/2026	4.750%	221,000	225,456
Twitter, Inc.(a)
12/15/2027	3.875%	498,000	517,912
Total			11,857,673
Metals and Mining 4.4%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	482,000	497,463
09/30/2026	7.000%	366,000	379,070
Constellium NV(a)
03/01/2025	6.625%	830,000	849,950
02/15/2026	5.875%	2,038,000	2,091,743
Constellium SE(a)
06/15/2028	5.625%	303,000	309,250
Freeport-McMoRan, Inc.
09/01/2029	5.250%	861,000	922,615
08/01/2030	4.625%	748,000	786,768
03/15/2043	5.450%	2,321,000	2,574,818
Hudbay Minerals, Inc.(a)
01/15/2025	7.625%	732,000	746,431
04/01/2029	6.125%	1,562,000	1,545,888
Novelis Corp.(a)
09/30/2026	5.875%	2,013,000	2,065,523
01/30/2030	4.750%	1,043,000	1,023,791
Total			13,793,310

6	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 6.1%
Cheniere Energy Partners LP
10/01/2026	5.625%	599,000	623,047
Cheniere Energy, Inc.(a)
10/15/2028	4.625%	734,000	753,939
DCP Midstream Operating LP
04/01/2044	5.600%	2,711,000	2,474,373
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	885,000	806,927
EQM Midstream Partners LP(a)
07/01/2025	6.000%	369,000	380,553
07/01/2027	6.500%	352,000	372,955
Genesis Energy LP/Finance Corp.
06/15/2024	5.625%	157,000	133,780
10/01/2025	6.500%	96,000	82,347
02/01/2028	7.750%	414,000	359,496
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	861,000	844,314
NuStar Logistics LP
10/01/2025	5.750%	359,000	370,610
06/01/2026	6.000%	522,000	523,986
04/28/2027	5.625%	124,000	122,592
10/01/2030	6.375%	317,000	329,053
Rockies Express Pipeline LLC(a)
05/15/2025	3.600%	997,000	976,807
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	916,000	848,000
Sunoco LP/Finance Corp.
01/15/2023	4.875%	401,000	404,033
02/15/2026	5.500%	1,052,000	1,053,579
Tallgrass Energy Partners LP/Finance Corp.(a)
03/01/2027	6.000%	179,000	165,315
01/15/2028	5.500%	499,000	451,515
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	489,000	490,057
01/15/2028	5.000%	1,707,000	1,666,006
Targa Resources Partners LP/Finance Corp.(a)
03/01/2030	5.500%	1,490,000	1,481,760
02/01/2031	4.875%	534,000	517,714
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	1,096,000	1,131,402
Western Midstream Operating LP
02/01/2025	3.100%	910,000	866,020
Western Midstream Operating LP(d)
02/01/2030	5.050%	1,086,000	1,056,834
Total			19,287,014
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 1.1%
Apergy Corp.
05/01/2026	6.375%	518,000	496,469
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	627,000	590,829
Nabors Industries Ltd.(a)
01/15/2026	7.250%	976,000	487,432
01/15/2028	7.500%	385,000	186,214
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	1,682,000	1,126,940
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	438,000	433,014
Total			3,320,898
Other Industry 0.2%
Booz Allen Hamilton, Inc.(a)
09/01/2028	3.875%	347,000	355,746
Hillenbrand, Inc.
06/15/2025	5.750%	149,000	159,469
Total			515,215
Other REIT 0.5%
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	1,075,000	996,079
02/01/2027	4.250%	60,000	51,854
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	408,000	407,744
Total			1,455,677
Packaging 1.9%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
04/30/2025	5.250%	368,000	384,525
08/15/2026	4.125%	641,000	648,940
08/15/2027	5.250%	634,000	645,681
08/15/2027	5.250%	258,000	263,098
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	249,000	262,232
BWAY Holding Co.(a)
04/15/2024	5.500%	1,038,000	1,041,649
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	575,000	584,613
Novolex(a)
01/15/2025	6.875%	387,000	387,261
Owens-Brockway Glass Container, Inc.(a)
08/15/2023	5.875%	415,000	436,663

Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	623,000	645,026
08/15/2027	8.500%	530,000	571,675
Total			5,871,363
Pharmaceuticals 3.1%
Bausch Health Companies, Inc.(a)
03/15/2024	7.000%	81,000	83,812
04/15/2025	6.125%	1,788,000	1,830,191
11/01/2025	5.500%	730,000	748,767
12/15/2025	9.000%	196,000	213,589
04/01/2026	9.250%	1,148,000	1,262,562
01/31/2027	8.500%	1,094,000	1,202,060
02/15/2029	6.250%	802,000	825,469
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	652,000	666,567
07/15/2027	5.000%	178,000	186,087
Emergent BioSolutions, Inc.(a)
08/15/2028	3.875%	149,000	149,023
Endo Dac/Finance LLC/Finco, Inc.(a)
07/31/2027	9.500%	474,000	495,373
06/30/2028	6.000%	655,000	483,945
Jaguar Holding Co. II/PPD Development LP(a)
06/15/2025	4.625%	306,000	315,039
06/15/2028	5.000%	282,000	293,903
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	1,047,000	1,095,923
Total			9,852,310
Property & Casualty 1.0%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	1,152,000	1,207,815
HUB International Ltd.(a)
05/01/2026	7.000%	1,169,000	1,210,794
MGIC Investment Corp.
08/15/2028	5.250%	101,000	104,387
Radian Group, Inc.
03/15/2027	4.875%	161,000	160,583
USI, Inc.(a)
05/01/2025	6.875%	347,000	351,886
Total			3,035,465
Restaurants 1.2%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	551,000	587,826
IRB Holding Corp.(a)
06/15/2025	7.000%	536,000	572,055
02/15/2026	6.750%	1,693,000	1,694,218
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Yum! Brands, Inc.(a)
04/01/2025	7.750%	106,000	117,526
Yum! Brands, Inc.
03/15/2031	3.625%	850,000	849,773
Total			3,821,398
Retailers 1.7%
Asbury Automotive Group, Inc.(a)
03/01/2028	4.500%	117,000	117,441
03/01/2030	4.750%	78,000	78,280
Burlington Coat Factory Warehouse Corp.(a)
04/15/2025	6.250%	114,000	120,024
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	213,000	208,951
L Brands, Inc.(a)
07/01/2025	6.875%	376,000	405,602
07/01/2025	9.375%	152,000	174,436
10/01/2030	6.625%	218,000	222,477
L Brands, Inc.
02/01/2028	5.250%	358,000	346,357
06/15/2029	7.500%	208,000	218,286
11/01/2035	6.875%	536,000	528,353
PetSmart, Inc.(a)
03/15/2023	7.125%	1,728,000	1,744,268
06/01/2025	5.875%	1,051,000	1,076,465
Total			5,240,940
Supermarkets 0.8%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC
03/15/2025	5.750%	423,000	437,168
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	420,000	462,167
02/15/2028	5.875%	473,000	505,044
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	495,000	491,471
01/15/2027	4.625%	708,000	724,199
Total			2,620,049
Technology 5.9%
Ascend Learning LLC(a)
08/01/2025	6.875%	641,000	659,225
08/01/2025	6.875%	604,000	617,259
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%	184,000	194,407
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	875,000	884,881
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	212,000	226,447
03/01/2026	9.125%	129,000	136,596

8	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BY Crown Parent LLC/Bond Finance, Inc.(a)
01/31/2026	4.250%	194,000	197,297
Camelot Finance SA(a)
11/01/2026	4.500%	501,000	513,069
CDK Global, Inc.
06/01/2027	4.875%	497,000	522,593
CommScope Technologies LLC(a)
06/15/2025	6.000%	841,000	852,218
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%	246,000	246,101
Gartner, Inc.(a)
07/01/2028	4.500%	637,000	669,113
10/01/2030	3.750%	603,000	610,688
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 SARL/U.S. Holdings I LLC(a)
11/30/2024	10.000%	779,000	824,777
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	669,000	676,984
Microchip Technology, Inc.(a)
09/01/2025	4.250%	607,000	629,541
NCR Corp.(a)
04/15/2025	8.125%	453,000	500,839
10/01/2028	5.000%	1,059,000	1,059,310
10/01/2030	5.250%	425,000	424,957
Plantronics, Inc.(a)
05/31/2023	5.500%	1,560,000	1,401,432
PTC, Inc.(a)
02/15/2025	3.625%	178,000	180,529
02/15/2028	4.000%	256,000	263,337
QualityTech LP/QTS Finance Corp.(a),(c)
10/01/2028	3.875%	989,000	995,088
Refinitiv US Holdings, Inc.(a)
05/15/2026	6.250%	89,000	95,293
11/15/2026	8.250%	1,265,000	1,385,335
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	163,000	179,347
09/01/2025	7.375%	701,000	707,172
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	465,000	486,031
Switch Ltd.(a)
09/15/2028	3.750%	206,000	208,049
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	344,000	359,950
06/01/2025	6.750%	603,000	615,199
Verscend Escrow Corp.(a)
08/15/2026	9.750%	1,020,000	1,109,282
Total			18,432,346
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.5%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	329,000	299,086
Hertz Corp. (The)(a),(e)
06/01/2022	0.000%	342,000	313,020
01/15/2028	0.000%	971,000	449,238
XPO Logistics, Inc.(a)
06/15/2022	6.500%	517,000	518,185
Total			1,579,529
Wireless 4.1%
Altice France Holding SA(a)
05/15/2027	10.500%	954,000	1,060,359
02/15/2028	6.000%	799,000	760,553
Altice France SA(a)
02/01/2027	8.125%	775,000	844,357
SBA Communications Corp.
09/01/2024	4.875%	2,468,000	2,529,145
Sprint Capital Corp.
11/15/2028	6.875%	1,937,000	2,420,375
Sprint Corp.
03/01/2026	7.625%	1,165,000	1,407,782
T-Mobile USA, Inc.
01/15/2026	6.500%	1,053,000	1,100,462
02/01/2026	4.500%	746,000	768,489
02/01/2028	4.750%	1,149,000	1,228,975
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	790,000	804,354
Total			12,924,851
Wirelines 2.5%
CenturyLink, Inc.
04/01/2024	7.500%	1,020,000	1,141,471
04/01/2025	5.625%	1,358,000	1,452,704
CenturyLink, Inc.(a)
12/15/2026	5.125%	721,000	738,512
02/15/2027	4.000%	385,000	390,764
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	1,034,000	1,017,774
03/01/2028	6.125%	962,000	992,746
Level 3 Financing, Inc.(a)
07/01/2028	4.250%	1,108,000	1,123,706
01/15/2029	3.625%	676,000	667,592

Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Telecom Italia Capital SA
09/30/2034	6.000%	336,000	389,753
Total			7,915,022
Total Corporate Bonds & Notes (Cost $296,561,718)			300,580,348

Foreign Government Obligations(f) 0.2%

Canada 0.2%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	754,000	708,402
Total Foreign Government Obligations (Cost $772,527)			708,402

Senior Loans 1.9%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.5%
8th Avenue Food & Provisions, Inc.(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 09/20/2025	3.651%	703,484	696,012
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 09/20/2026	7.901%	752,935	740,700
Total			1,436,712
Food and Beverage 0.2%
BellRing Brands LLC(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 10/10/2024	6.000%	585,200	585,446
Froneri International Ltd.(g),(h),(i)
2nd Lien Term Loan
1-month USD LIBOR + 5.750% 01/29/2028	5.897%	138,000	136,965
Total			722,411
Health Care 0.0%
Surgery Center Holdings, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 09/02/2024	4.250%	170,560	160,327
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.3%
IRB Holding Corp./Arby’s/Buffalo Wild Wings(g),(h)
Tranche B Term Loan
1-month USD LIBOR + 2.750% Floor 1.000% 02/05/2025	3.750%	1,046,894	997,889
Technology 0.9%
Applied Systems, Inc.(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 09/19/2024	4.250%	383,258	380,503
Ascend Learning LLC(g),(h)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 06/28/2024	4.000%	330,551	325,593
Epicore Software Corp.(g),(h)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/22/2028	8.750%	228,000	233,700
Informatica LLC(g)
2nd Lien Term Loan
02/14/2025	7.125%	837,000	848,860
Project Alpha Intermediate Holding, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 4.250% 04/26/2024	4.520%	582,192	574,914
Ultimate Software Group, Inc. (The)(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	3.897%	433,620	429,405
Total			2,792,975
Total Senior Loans (Cost $6,154,963)			6,110,314

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(j),(k)	4,862,782	4,862,296
Total Money Market Funds (Cost $4,862,765)		4,862,296
Total Investments in Securities (Cost: $308,351,973)		312,261,360
Other Assets & Liabilities, Net		1,734,930
Net Assets		313,996,290

10	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2020, the total value of these securities amounted to $203,614,270, which represents 64.85% of total net assets.
(b)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(c)	Represents a security purchased on a when-issued basis.
(d)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2020.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2020, the total value of these securities amounted to $762,258, which represents 0.24% of total net assets.
(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)	The stated interest rate represents the weighted average interest rate at September 30, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(h)	Variable rate security. The interest rate shown was the current rate as of September 30, 2020.
(i)	Valuation based on significant unobservable inputs.
(j)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	9,198,245	97,175,129	(101,510,609)	(469)	4,862,296	(2,199)	54,098	4,862,782
Abbreviation Legend
LIBOR	London Interbank Offered Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2020	11